SCHEDULE OF PREPAID EXPENSES (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Deductable VAT	$ 54,734	$ 262,447
Deposits	$ 35,568	$ 34,014